Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Non-Convertible Debt
Security Class Title	5.350% Notes due 2033
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 348,278,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,097.19
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the Securities Act), Highwoods Properties, Inc. initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-269624-01), filed on February 7, 2023.